Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
2014 Share Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of	Weighted- average exercise price	Weighted- average grant date fair value
	options	(US$)	(US$)
Outstanding as at January 1, 2020	13,897,304	0.23	1.92
Exercised	(7,866,422)	0.23	1.91
Forfeited	(46,982)	0.27	1.91
Outstanding as at December 31, 2020	5,983,900	0.23	1.93
Vested and expected to vest as at December 31, 2020	5,983,900	0.23	1.93
Exercisable as at December 31, 2020	5,983,900	0.23	1.93
Non vested as at December 31, 2020	-	-	-
Outstanding as at January 1, 2021	5,983,900	0.23	1.93
Exercised	(2,992,122)	0.24	1.92
Outstanding as at December 31, 2021	2,991,778	0.22	1.94
Vested and expected to vest as at December 31, 2021	2,991,778	0.22	1.94
Exercisable as at December 31, 2021	2,991,778	0.22	1.94
Non vested as at December 31, 2021	-	-	-
Outstanding as at January 1, 2022	2,991,778	0.22	1.94
Exercised	(1,579,006)	0.23	1.94
Outstanding as at December 31, 2022	1,412,772	0.22	1.93
Vested and expected to vest as at December 31, 2022	1,412,772	0.22	1.93
Exercisable as at December 31, 2022	1,412,772	0.22	1.93
Non vested as at December 31, 2022	-	-	-

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Expiry date	Exercise price	December 31, 2021	December 31, 2022

10 years commencing from the date of grant of options	US$0.000076	485,544	256,210
	US$0.27	2,506,234	1,156,562
Total		2,991,778	1,412,772
Weighted average remaining contractual life of options outstanding at end of year:		3.97	2.91

2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Assumptions Used to Determine Fair value of Share Options

Assumptions used in the Binomial option-pricing model are presented below:

	Year ended December 31,
	2020	2021	2022
Risk free interest rate	0.71%-0.91%	1.22%-1.63%	2.15%-2.92%
Expected dividend yield	0%	0%	0%
Expected volatility	40%-42.5%	43.5%-50%	55%-60%
Exercise multiples	2.2-2.8	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years	10 years

Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

	Number of options	Weighted- average exercise price (US$)	Weighted- average grant date fair value (US$)
Outstanding as at January 1, 2020	26,640,508	3.43	2.39
Granted	4,992,390	6.44	2.70
Exercised	(10,026,018)	2.64	1.92
Forfeited	(455,694)	6.27	3.01
Outstanding as at December 31, 2020	21,151,186	4.45	2.68
Vested and expected to vest as at December 31, 2020	20,097,190	4.44	2.68
Exercisable as at December 31, 2020	4,762,058	3.05	2.74
Non vested as at December 31, 2020	16,389,128	4.86	2.66
Outstanding as at January 1, 2021	21,151,186	4.45	2.68
Granted	8,543,982	5.54	2.81
Exercised	(4,360,740)	1.92	2.26
Forfeited	(541,488)	5.70	2.90
Outstanding as at December 31, 2021	24,792,940	5.24	2.79
Vested and expected to vest as at December 31, 2021	23,552,634	5.21	2.79
Exercisable as at December 31, 2021	9,580,612	4.00	2.64
Non vested as at December 31, 2021	15,212,328	6.03	2.88
Outstanding as at January 1, 2022	24,792,940	5.24	2.79
Granted	24,957,454	2.05	1.02
Exercised	(566,612)	0.68	2.67
Forfeited	(1,079,240)	4.78	2.25
Outstanding as at December 31, 2022	48,104,542	3.65	1.89
Vested and expected to vest as at December 31, 2022	45,601,007	3.68	1.91
Exercisable as at December 31, 2022	14,272,122	4.93	2.75
Non vested as at December 31, 2022	33,832,420	3.11	1.52

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Expiry date	Exercise price	December 31,	December 31,
		2021	2022
10 years commencing from the date of grant of options	US$0.27	1,271,442	818,024
	US$1.93	-	15,952,792
	US$2.24~US$2.32	4,270,392	12,871,384
	US$3.32	307,792	307,792
	US$4.04 ~ US$4.24	579,952	579,952
	US$5.29	6,327,742	5,803,160
	US$6.20 ~ US$6.37	4,241,962	4,015,280
	US$7.05 ~ US$7.61	7,624,578	7,587,078
	US$9.53	169,080	169,080
Total		24,792,940	48,104,542
Weighted average remaining contractual life of options outstanding at end of year:		7.84	8.12

Schedule of Movements in Number of RSUs and Awarded Shares

Movements in the number of RSUs for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Number of awarded shares
	Year ended December 31,
	2020	2021	2022
Outstanding as at January 1	26,659,516	41,011,362	43,728,098
Granted	24,156,236	19,136,384	35,601,446
Vested	(7,732,794)	(13,096,270)	(14,787,382)
Forfeited	(2,071,596)	(3,323,378)	(5,078,812)
Outstanding as at December 31	41,011,362	43,728,098	59,463,350
Expected to vest as at December 31	37,672,420	39,425,569	53,009,743